Leases - Schedule of Lease Cost Recognized in the Group’s Consolidated Statements of Operations and Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Cost Recognized in the Group’s Consolidated Statements of Operations and Comprehensive Loss [Abstract]
Operating leases expense excluding short-term lease expense	$ 362,796	$ 362,700	$ 468,600
Short-term lease cost	74,264	415,807	110,888
Total	$ 437,060	$ 778,507	$ 579,488